Cash generated from operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash generated from operations
Profit/(loss) before income tax	¥ (681,314,000)	¥ (259,492,000)	¥ 152,364,000
Adjustments for:
Finance income	(113,000)	(1,185,000)	(388,000)
Finance costs	27,230,000	29,189,000	24,293,000
Amortisation of intangible assets (Note 14)	5,970,000	8,130,000	3,336,000
Depreciation of property, plant and equipment (Note 11)	93,165,000	97,232,000	78,163,000
Depreciation of investment properties (Note 13)		1,043,000	2,335,000
Loss on disposal of property, plant and equipment	(14,349,000)	(703,000)	(1,715,000)
Loss on disposal of intangible assets	1,350,000
Share of (profits)/losses of investments accounted for using the equity method	(81,000)	1,043,000	1,738,000
Fair value loss/(gain) of convertible redeemable preferred shares			(136,656,000)
Fair value loss of convertible note	4,240,000	1,599,000	5,193,000
Fair value loss/(gain) of exchangeable note liabilities			(45,274,000)
Fair value loss/(gain) of derivative financial instrument			(301,000)
Transaction cost related to issuance of convertible note		677,000
Share-based compensation expenses	35,463,000	78,967,000	47,788,000
Written-off of assets/liabilities held for sale			2,070,000
Impairment of non-current assets	313,959,000	32,969,000	1,405,000
Unrealised exchange difference	(373,000)	515,000
Gain/(loss) on disposal of associates		928,000	(14,251,000)
Loss/(gain) on disposal of subsidiaries (Note 31)	21,558,000	1,531,000	(3,040,000)
Total before changes in working capital	(166,120,000)	(6,151,000)	120,490,000
Changes in working capital:
Inventories	(800,000)	(8,971,000)	(3,037,000)
Trade receivables	3,849,000	(7,781,000)	1,376,000
Other receivables, deposits and prepayments	34,108,000	10,470,000	(11,742,000)
Trade payables	4,543,000	15,969,000	(1,567,000)
Accruals, other payables and provisions	(52,018,000)	15,191,000	(4,521,000)
Contract liabilities	228,153,000	(13,145,000)	(304,000)
Cash flow from operating activities	¥ 51,715,000	¥ 5,582,000	¥ 100,695,000